Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
AAR Corp.
(a)
....................... 3,270 $ 198,881
AeroVironment, Inc.
(a)
................. 6,451 778,249
BWX Technologies, Inc. ............... 14,061 1,145,690
Cadre Holdings, Inc. .................. 4,749 161,419
Curtiss-Wright Corp. .................. 9,492 2,112,635
Ducommun, Inc.
(a)
................... 3,604 177,857
Hexcel Corp. ....................... 20,933 1,389,742
Kaman Corp. ...................... 3,601 162,225
Kratos Defense & Security Solutions, Inc.
(a)
.. 31,884 539,796
Leonardo DRS, Inc.
(a)
................. 6,376 123,758
Moog, Inc. , Class A .................. 4,259 595,408
National Presto Industries, Inc. ........... 650 51,461
Parsons Corp.
(a)
..................... 10,847 706,682
Rocket Lab USA, Inc.
(a)(b)
............... 66,596 322,991
Triumph Group, Inc.
(a)
................. 9,472 153,446
Virgin Galactic Holdings, Inc. , Class C
(a)(b)
.... 92,942 165,437
Woodward, Inc. ..................... 13,929 1,918,998
10,704,675
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)
....... 4,123 63,865
Forward Air Corp. ................... 2,415 107,057
GXO Logistics, Inc.
(a)
................. 18,199 989,662
1,160,584
Automobile Components — 1.7%
Autoliv, Inc. ........................ 11,597 1,242,271
Dorman Products, Inc.
(a)
............... 3,254 264,908
Fox Factory Holding Corp.
(a)
............. 10,524 663,433
Gentex Corp. ...................... 58,029 1,922,501
Gentherm, Inc.
(a)
.................... 7,911 380,915
LCI Industries ...................... 3,437 382,469
Lear Corp. ........................ 8,466 1,125,131
Luminar Technologies, Inc. , Class A
(a)(b)
..... 66,837 181,797
Mobileye Global, Inc. , Class A
(a)(b)
......... 19,350 500,391
Modine Manufacturing Co.
(a)(b)
........... 7,154 494,270
QuantumScape Corp. , Class A
(a)(b)
........ 53,808 366,432
Visteon Corp.
(a)
..................... 6,927 798,614
XPEL, Inc.
(a)(c)
...................... 5,391 288,149
8,611,281
Automobiles — 0.1%
Fisker, Inc. , Class A
(a)(b)
................ 21,538 17,282
Thor Industries, Inc. .................. 6,193 699,933
717,215
Banks — 1.2%
Amerant Bancorp, Inc. , Class A .......... 3,350 75,743
Axos Financial, Inc.
(a)
................. 6,785 376,093
BancFirst Corp. ..................... 2,867 253,758
Bancorp, Inc. (The)
(a)
................. 12,420 542,009
Bank First Corp. .................... 1,154 97,444
Capital City Bank Group, Inc. ............ 2,063 58,961
City Holding Co. .................... 1,142 116,724
Coastal Financial Corp.
(a)
.............. 1,328 52,987
Columbia Financial, Inc.
(a)(b)
............. 3,315 59,604
CrossFirst Bankshares, Inc.
(a)
............ 4,053 57,228
Cullen/Frost Bankers, Inc. .............. 5,388 571,775
First Financial Bankshares, Inc. .......... 15,633 488,219
German American Bancorp, Inc. .......... 3,262 108,070
Home BancShares, Inc. ............... 25,261 592,118
Lakeland Financial Corp. ............... 2,005 134,255
Live Oak Bancshares, Inc.
(b)
............. 7,360 267,683
Origin Bancorp, Inc. .................. 3,453 105,317
Pathward Financial, Inc. ............... 2,817 145,864
Security
Shares
Shares Value
Banks (continued)
Peapack-Gladstone Financial Corp. ....... 2,740 $ 75,569
Seacoast Banking Corp. of Florida ........ 9,508 233,516
ServisFirst Bancshares, Inc. ............ 7,905 530,742
Southern Missouri Bancorp, Inc. .......... 1,127 49,148
Stock Yards Bancorp, Inc. .............. 4,279 212,752
Texas Capital Bancshares, Inc.
(a)
......... 4,648 283,528
TFS Financial Corp. .................. 5,556 74,006
Triumph Financial, Inc.
(a)
............... 3,036 214,493
WSFS Financial Corp. ................ 5,332 237,327
6,014,933
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 2,414 843,138
Coca-Cola Consolidated, Inc. ............ 1,178 1,014,717
Duckhorn Portfolio, Inc. (The)
(a)
.......... 6,693 57,760
MGP Ingredients, Inc.
(b)
................ 3,706 314,825
National Beverage Corp.
(a)
.............. 3,912 180,891
Vita Coco Co., Inc. (The)
(a)
.............. 8,443 166,243
2,577,574
Biotechnology — 8.2%
(a)
89bio, Inc. ........................ 15,243 150,906
ACADIA Pharmaceuticals, Inc. ........... 28,656 742,477
ADMA Biologics, Inc. ................. 55,672 288,938
Agios Pharmaceuticals, Inc. ............. 9,736 220,228
Alector, Inc. ....................... 7,493 44,658
Alkermes plc ....................... 39,353 1,064,499
Allogene Therapeutics, Inc. ............. 11,910 41,923
Alpine Immune Sciences, Inc. ........... 5,667 150,799
Ambrx Biopharma, Inc. ................ 14,408 400,542
Amicus Therapeutics, Inc. .............. 45,862 570,065
AnaptysBio, Inc. .................... 1,100 25,960
Anavex Life Sciences Corp.
(b)
............ 10,554 63,007
Apellis Pharmaceuticals, Inc.
(b)
........... 24,443 1,546,997
Arcus Biosciences, Inc. ................ 7,286 110,310
Ardelyx, Inc. ....................... 53,568 467,649
Arrowhead Pharmaceuticals, Inc. ......... 29,285 940,049
Aurinia Pharmaceuticals, Inc. ............ 33,901 255,614
Beam Therapeutics, Inc.
(b)
.............. 12,659 308,880
Biohaven Ltd. ...................... 8,088 359,754
Blueprint Medicines Corp. .............. 13,719 1,091,072
Bridgebio Pharma, Inc. ................ 12,306 421,973
Cabaletta Bio, Inc. ................... 3,822 78,275
Catalyst Pharmaceuticals, Inc. ........... 16,709 240,610
Celldex Therapeutics, Inc. .............. 12,913 454,796
Cerevel Therapeutics Holdings, Inc. ....... 19,032 797,441
Cogent Biosciences, Inc. ............... 19,835 87,869
Crinetics Pharmaceuticals, Inc. .......... 13,741 501,272
Cytokinetics, Inc.
(b)
................... 23,124 1,806,678
Deciphera Pharmaceuticals, Inc. ......... 12,548 179,687
Denali Therapeutics, Inc. ............... 27,542 440,947
Dynavax Technologies Corp.
(b)
........... 32,092 414,629
Exelixis, Inc. ....................... 76,878 1,672,865
Geron Corp. ....................... 61,687 113,504
Halozyme Therapeutics, Inc. ............ 32,888 1,113,259
Ideaya Biosciences, Inc.
(b)
.............. 13,766 599,234
ImmunoGen, Inc. .................... 66,243 1,942,245
Immunovant, Inc. .................... 15,482 563,700
Inhibrx, Inc. ........................ 3,938 151,731
Insmed, Inc. ....................... 33,155 921,709
Intellia Therapeutics, Inc. .............. 11,266 268,356
Ionis Pharmaceuticals, Inc. ............. 16,510 848,449
Karuna Therapeutics, Inc. .............. 5,189 1,626,336
Keros Therapeutics, Inc. ............... 6,046 334,707
Kiniksa Pharmaceuticals Ltd. , Class A ...... 4,668 82,297

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Krystal Biotech, Inc.
(b)
................. 6,209 $ 690,751
Kura Oncology, Inc. .................. 6,211 125,090
Kymera Therapeutics, Inc. .............. 9,456 309,968
Lyell Immunopharma, Inc.
(b)
............. 17,310 31,677
Madrigal Pharmaceuticals, Inc. ........... 1,650 357,572
MannKind Corp. .................... 66,217 221,165
Mirum Pharmaceuticals, Inc. ............ 8,272 218,877
Morphic Holding, Inc. ................. 9,927 314,587
Natera, Inc. ........................ 29,893 1,971,144
Novavax, Inc.
(b)
..................... 15,744 62,976
Olema Pharmaceuticals, Inc. ............ 4,227 55,120
Protagonist Therapeutics, Inc. ........... 13,515 338,010
PTC Therapeutics, Inc. ................ 5,858 152,835
RAPT Therapeutics, Inc. ............... 2,506 62,023
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 38,369 361,052
Relay Therapeutics, Inc. ............... 21,309 197,108
Replimune Group, Inc.
(b)
............... 6,231 48,353
REVOLUTION Medicines, Inc. ........... 30,447 844,904
Rhythm Pharmaceuticals, Inc. ........... 12,257 540,656
Rocket Pharmaceuticals, Inc. ............ 16,658 478,584
Roivant Sciences Ltd. ................. 94,644 946,440
Sage Therapeutics, Inc.
(b)
.............. 7,541 193,351
Sana Biotechnology, Inc.
(b)
.............. 15,372 84,392
Sarepta Therapeutics, Inc. .............. 22,480 2,674,895
Savara, Inc. ....................... 11,688 57,739
Scholar Rock Holding Corp.
(b)
........... 7,929 110,610
Soleno Therapeutics, Inc. .............. 3,322 153,975
SpringWorks Therapeutics, Inc. .......... 14,131 623,601
Summit Therapeutics, Inc.
(b)
............. 19,134 75,005
Syndax Pharmaceuticals, Inc. ........... 17,555 359,702
Taysha Gene Therapies, Inc. ............ 6,624 10,068
Travere Therapeutics, Inc. .............. 16,843 150,408
Twist Bioscience Corp.
(b)
............... 13,425 434,970
Ultragenyx Pharmaceutical, Inc. .......... 11,790 520,057
Vaxcyte, Inc. ....................... 10,660 761,337
Veracyte, Inc. ...................... 17,317 433,271
Vericel Corp. ....................... 11,886 510,860
Viking Therapeutics, Inc.
(b)
.............. 24,089 581,508
Viridian Therapeutics, Inc.
(b)
............. 3,071 59,117
Xencor, Inc. ....................... 14,420 269,654
Zentalis Pharmaceuticals, Inc. ........... 13,629 161,504
41,061,812
Broadline Retail — 0.4%
(a)
Ollie's Bargain Outlet Holdings, Inc. ....... 15,357 1,104,629
Savers Value Village, Inc.
(b)
............. 40,020 747,974
1,852,603
Building Products — 3.1%
AAON, Inc. ........................ 16,736 1,174,198
Advanced Drainage Systems, Inc. ........ 17,155 2,237,355
American Woodmark Corp.
(a)
............ 1,575 143,766
Armstrong World Industries, Inc. .......... 7,475 741,595
AZEK Co., Inc. (The) , Class A
(a)
.......... 36,065 1,390,666
AZZ, Inc. ......................... 3,069 191,659
CSW Industrials, Inc. ................. 3,817 807,563
Gibraltar Industries, Inc.
(a)
.............. 7,608 615,639
Griffon Corp. ....................... 3,886 226,398
Insteel Industries, Inc. ................. 2,095 72,550
Janus International Group, Inc.
(a)
......... 17,586 248,842
Masonite International Corp.
(a)
........... 2,301 211,807
PGT Innovations, Inc.
(a)
................ 9,740 401,483
Quanex Building Products Corp. .......... 3,907 121,976
Resideo Technologies, Inc.
(a)
............ 18,422 308,937
Simpson Manufacturing Co., Inc. ......... 10,622 1,922,476
Security
Shares
Shares Value
Building Products (continued)
Tecnoglass, Inc. ..................... 5,718 $ 263,085
Trex Co., Inc.
(a)
..................... 26,997 2,199,716
UFP Industries, Inc. .................. 8,651 981,456
Zurn Elkay Water Solutions Corp. ......... 36,525 1,082,966
15,344,133
Capital Markets — 2.2%
Affiliated Managers Group, Inc. .......... 2,700 401,868
Artisan Partners Asset Management, Inc. , Class
A ............................ 8,639 361,974
AssetMark Financial Holdings, Inc.
(a)
....... 5,286 162,122
Blue Owl Capital, Inc. , Class A ........... 91,059 1,415,057
Brightsphere Investment Group, Inc. ....... 8,080 178,730
Cohen & Steers, Inc. ................. 6,399 450,618
Donnelley Financial Solutions, Inc.
(a)
....... 2,943 182,819
Evercore, Inc. , Class A ................ 3,428 588,690
Federated Hermes, Inc. , Class B ......... 10,715 374,596
Freedom Holding Corp.
(a)
.............. 4,321 354,884
Hamilton Lane, Inc. , Class A ............ 9,268 1,074,532
Houlihan Lokey, Inc. , Class A ............ 7,889 944,944
Jefferies Financial Group, Inc. ........... 22,721 926,108
Open Lending Corp. , Class A
(a)
........... 7,310 53,655
Perella Weinberg Partners .............. 5,747 67,527
PJT Partners, Inc. , Class A ............. 5,486 527,589
Robinhood Markets, Inc. , Class A
(a)
........ 125,057 1,343,112
SEI Investments Co. .................. 17,233 1,089,815
StepStone Group, Inc. , Class A .......... 8,373 280,077
Virtus Investment Partners, Inc. .......... 933 220,291
WisdomTree, Inc. .................... 10,856 73,495
11,072,503
Chemicals — 1.7%
Arcadium Lithium plc
(a)(b)
............... 123,132 602,115
Ashland, Inc. ....................... 4,813 450,593
Aspen Aerogels, Inc.
(a)(b)
............... 12,585 141,330
Avient Corp. ....................... 9,277 335,920
Axalta Coating Systems Ltd.
(a)
........... 27,496 891,420
Balchem Corp. ..................... 8,016 1,123,523
Ecovyst, Inc.
(a)
...................... 14,897 137,946
Ginkgo Bioworks Holdings, Inc. , Class A
(a)(b)
.. 376,146 455,137
Hawkins, Inc. ...................... 4,940 328,856
HB Fuller Co. ...................... 5,797 439,239
Innospec, Inc. ...................... 3,406 395,471
Koppers Holdings, Inc. ................ 2,628 134,396
NewMarket Corp. .................... 1,081 602,993
Olin Corp. ......................... 14,474 753,661
Orion SA ......................... 6,436 144,166
Perimeter Solutions SA
(a)
............... 11,184 53,012
PureCycle Technologies, Inc.
(a)(b)
.......... 10,868 42,603
Quaker Chemical Corp. ............... 3,458 656,812
Sensient Technologies Corp. ............ 5,742 356,176
Stepan Co. ........................ 3,096 276,380
8,321,749
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 4,759 194,120
ACV Auctions, Inc. , Class A
(a)(b)
........... 33,726 437,426
Brady Corp. , Class A, NVS ............. 5,871 353,610
Brink's Co. (The) .................... 7,402 598,378
Casella Waste Systems, Inc. , Class A
(a)
..... 14,112 1,204,318
CECO Environmental Corp.
(a)(b)
.......... 7,349 142,056
Driven Brands Holdings, Inc.
(a)(b)
.......... 4,853 63,623
Ennis, Inc. ........................ 2,582 52,595
Interface, Inc.
(b)
..................... 7,318 90,816
Liquidity Services, Inc.
(a)
............... 5,939 103,636
MillerKnoll, Inc. ..................... 7,282 193,628

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Montrose Environmental Group, Inc.
(a)
...... 6,923 $ 202,221
MSA Safety, Inc. .................... 9,237 1,524,382
OPENLANE, Inc.
(a)
................... 17,834 251,103
SP Plus Corp.
(a)
..................... 2,229 115,306
Stericycle, Inc.
(a)
.................... 9,957 477,936
Tetra Tech, Inc. ..................... 13,214 2,090,190
UniFirst Corp. ...................... 2,304 390,344
Viad Corp.
(a)
....................... 5,136 169,796
VSE Corp. ........................ 2,343 145,524
8,801,008
Communications Equipment — 0.7%
(a)
Calix, Inc. ......................... 14,873 493,486
Ciena Corp.
(b)
...................... 22,769 1,206,757
Digi International, Inc. ................. 9,084 220,832
Extreme Networks, Inc. ................ 32,451 438,413
Harmonic, Inc. ...................... 25,984 304,013
Infinera Corp.
(b)
..................... 35,274 174,254
Lumentum Holdings, Inc.
(b)
............. 6,343 348,484
Viasat, Inc.
(b)
....................... 7,424 165,035
Viavi Solutions, Inc. .................. 26,390 259,414
3,610,688
Construction & Engineering — 2.0%
Ameresco, Inc. , Class A
(a)
.............. 4,003 81,781
API Group Corp.
(a)
................... 53,747 1,694,105
Arcosa, Inc. ....................... 6,644 520,092
Argan, Inc. ........................ 1,705 75,583
Comfort Systems USA, Inc. ............. 8,890 1,933,308
Construction Partners, Inc. , Class A
(a)
...... 10,775 490,263
Dycom Industries, Inc.
(a)
............... 4,287 478,858
Fluor Corp.
(a)
....................... 42,456 1,601,016
Granite Construction, Inc. .............. 10,991 495,804
IES Holdings, Inc.
(a)
.................. 1,420 116,383
MasTec, Inc.
(a)
...................... 8,720 572,642
MYR Group, Inc.
(a)(b)
.................. 3,989 573,818
Primoris Services Corp. ............... 7,182 235,570
Sterling Infrastructure, Inc.
(a)(b)
........... 7,725 580,148
Valmont Industries, Inc. ................ 2,961 668,327
10,117,698
Construction Materials — 0.5%
Eagle Materials, Inc. .................. 5,932 1,342,293
Summit Materials, Inc. , Class A
(a)(b)
........ 27,277 986,882
United States Lime & Minerals, Inc. ........ 536 138,647
2,467,822
Consumer Finance — 0.8%
EZCORP, Inc. , Class A, NVS
(a)
........... 6,235 53,621
FirstCash Holdings, Inc. ............... 9,680 1,110,973
LendingClub Corp.
(a)
.................. 15,187 136,987
Nelnet, Inc. , Class A .................. 1,733 150,996
SoFi Technologies, Inc.
(a)(b)
............. 222,225 1,740,022
Upstart Holdings, Inc.
(a)(b)
............... 17,734 563,232
3,755,831
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) ................. 4,086 215,373
Grocery Outlet Holding Corp.
(a)(b)
.......... 16,677 413,256
Ingles Markets, Inc. , Class A ............ 1,565 131,851
PriceSmart, Inc. ..................... 2,734 207,839
Sprouts Farmers Market, Inc.
(a)
........... 13,078 658,739
Weis Markets, Inc. ................... 1,424 86,508
1,713,566
Security
Shares
Shares Value
Containers & Packaging — 0.5%
AptarGroup, Inc. .................... 11,430 $ 1,484,528
Graphic Packaging Holding Co. .......... 44,063 1,124,047
Myers Industries, Inc. ................. 3,621 67,894
2,676,469
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(a)
......... 6,560 331,149
Bright Horizons Family Solutions, Inc.
(a)(b)
.... 13,248 1,301,616
Chegg, Inc.
(a)
....................... 9,682 95,368
Coursera, Inc.
(a)
..................... 26,052 498,635
European Wax Center, Inc. , Class A
(a)
...... 3,534 52,445
Frontdoor, Inc.
(a)
..................... 8,940 292,874
Grand Canyon Education, Inc.
(a)
.......... 6,989 912,694
H&R Block, Inc. ..................... 17,611 824,899
Laureate Education, Inc. ............... 22,471 283,584
Mister Car Wash, Inc.
(a)(b)
............... 9,905 82,211
OneSpaWorld Holdings Ltd.
(a)
........... 20,952 285,576
Perdoceo Education Corp. .............. 7,308 132,275
Rover Group, Inc. , Class A
(a)
............ 24,427 267,231
Strategic Education, Inc.
(b)
.............. 3,803 357,710
Stride, Inc.
(a)
....................... 7,677 460,236
Udemy, Inc.
(a)
...................... 21,283 289,236
6,467,739
Diversified REITs — 0.2%
Alexander & Baldwin, Inc. .............. 10,673 184,856
American Assets Trust, Inc. ............. 4,607 103,335
Broadstone Net Lease, Inc. ............. 19,356 311,051
Empire State Realty Trust, Inc. , Class A ..... 12,680 120,714
Essential Properties Realty Trust, Inc. ...... 19,969 497,428
1,217,384
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)
...................... 2,942 87,730
Globalstar, Inc.
(a)(b)
................... 189,996 302,094
IDT Corp. , Class B
(a)
.................. 2,994 103,532
Iridium Communications, Inc. ............ 27,776 1,007,158
Shenandoah Telecommunications Co. ...... 12,126 248,462
1,748,976
Electric Utilities — 0.3%
Genie Energy Ltd. , Class B ............. 1,955 36,383
IDACORP, Inc. ..................... 5,751 532,428
MGE Energy, Inc. .................... 4,999 322,385
Otter Tail Corp. ..................... 4,827 436,457
1,327,653
Electrical Equipment — 1.7%
Acuity Brands, Inc. ................... 4,396 1,046,951
Allient, Inc. ........................ 3,482 97,009
Atkore, Inc.
(a)
....................... 3,294 502,434
Bloom Energy Corp. , Class A
(a)(b)
......... 49,794 563,668
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 43,616 82,870
Encore Wire Corp.
(b)
.................. 1,519 342,535
EnerSys .......................... 5,457 521,525
Fluence Energy, Inc. , Class A
(a)(b)
......... 10,218 203,032
FuelCell Energy, Inc.
(a)(b)
............... 107,191 128,629
Generac Holdings, Inc.
(a)
............... 6,332 719,758
LSI Industries, Inc. ................... 6,182 84,446
NEXTracker, Inc. , Class A
(a)
............. 17,220 779,549
nVent Electric plc .................... 25,752 1,546,150
Plug Power, Inc.
(a)(b)
.................. 138,023 614,202
Powell Industries, Inc. ................. 1,669 197,827
Preformed Line Products Co. ............ 342 41,809
Sensata Technologies Holding plc ......... 13,339 482,472
Thermon Group Holdings, Inc.
(a)(b)
......... 4,815 157,836

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vicor Corp.
(a)
....................... 5,765 $ 217,168
8,329,870
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.
(b)
........ 5,397 562,259
Arlo Technologies, Inc.
(a)
............... 23,317 207,055
Badger Meter, Inc. ................... 7,296 1,050,551
Bel Fuse, Inc. , Class B, NVS ............ 1,595 106,642
Belden, Inc. ....................... 6,478 480,538
Benchmark Electronics, Inc. ............ 4,771 129,390
Cognex Corp. ...................... 42,920 1,551,129
Coherent Corp.
(a)(b)
................... 14,619 694,987
CTS Corp. ........................ 7,707 316,449
Daktronics, Inc.
(a)(b)
................... 3,230 24,483
ePlus, Inc.
(a)
....................... 3,057 230,926
Evolv Technologies Holdings, Inc. , Class A
(a)
.. 19,638 85,818
Fabrinet
(a)
......................... 9,041 1,930,344
Insight Enterprises, Inc.
(a)(b)
............. 3,121 576,574
IPG Photonics Corp.
(a)
................ 3,590 351,425
Itron, Inc.
(a)
........................ 11,314 816,192
Kimball Electronics, Inc.
(a)
.............. 2,923 69,509
Lightwave Logic, Inc.
(a)(b)
............... 29,294 126,257
Littelfuse, Inc. ...................... 6,188 1,496,877
Methode Electronics, Inc. .............. 3,431 71,228
Mirion Technologies, Inc. , Class A
(a)
....... 47,230 446,324
Napco Security Technologies, Inc. ........ 8,266 287,243
Novanta, Inc.
(a)
..................... 8,900 1,375,495
OSI Systems, Inc.
(a)
.................. 2,613 334,542
PAR Technology Corp.
(a)
............... 6,957 316,822
PC Connection, Inc. .................. 1,445 93,217
Plexus Corp.
(a)
...................... 4,060 384,563
Rogers Corp.
(a)
..................... 4,621 532,663
Sanmina Corp.
(a)
.................... 5,472 327,335
SmartRent, Inc. , Class A
(a)
.............. 44,506 131,293
TTM Technologies, Inc.
(a)
............... 8,498 118,207
15,226,337
Energy Equipment & Services — 1.8%
Archrock, Inc. ...................... 16,145 263,809
Cactus, Inc. , Class A ................. 15,676 665,289
ChampionX Corp. ................... 46,658 1,278,896
Core Laboratories, Inc. ................ 11,046 174,195
Diamond Offshore Drilling, Inc.
(a)
.......... 13,168 160,650
Dril-Quip, Inc.
(a)(b)
.................... 8,125 163,069
Helix Energy Solutions Group, Inc.
(a)
....... 35,790 336,426
Kodiak Gas Services, Inc. .............. 2,338 54,756
Liberty Energy, Inc. , Class A ............ 11,734 243,950
Nabors Industries Ltd.
(a)
............... 1,319 111,561
Newpark Resources, Inc.
(a)
............. 7,167 46,514
NOV, Inc. ......................... 67,805 1,322,876
Oceaneering International, Inc.
(a)
......... 25,066 520,871
Oil States International, Inc.
(a)
............ 9,963 61,472
Patterson-UTI Energy, Inc. ............. 50,694 562,196
ProPetro Holding Corp.
(a)(b)
............. 8,935 75,590
RPC, Inc. ......................... 16,951 123,912
Select Water Solutions, Inc. , Class A ....... 9,095 70,668
Tidewater, Inc.
(a)(b)
................... 7,168 481,618
Transocean Ltd.
(a)(b)
.................. 76,662 418,575
Valaris Ltd.
(a)
....................... 6,236 385,821
Weatherford International plc
(a)
........... 17,937 1,606,258
9,128,972
Entertainment — 1.6%
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 2,691 115,901
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
11,435 460,945
Endeavor Group Holdings, Inc. , Class A ..... 46,107 1,141,148
Security
Shares
Shares Value
Entertainment (continued)
Eventbrite, Inc. , Class A
(a)(b)
............. 12,678 $ 106,115
IMAX Corp.
(a)
...................... 11,291 157,735
Madison Square Garden Entertainment Corp.
(a)
9,949 331,700
Madison Square Garden Sports Corp.
(a)
..... 4,105 759,836
Roku, Inc. , Class A
(a)(b)
................ 29,476 2,595,657
TKO Group Holdings, Inc. .............. 13,267 1,110,315
Warner Music Group Corp. , Class A ....... 32,933 1,201,725
7,981,077
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)(b)
.......... 23,517 952,674
AvidXchange Holdings, Inc.
(a)
............ 41,140 450,894
Cass Information Systems, Inc. .......... 1,364 58,870
Euronet Worldwide, Inc.
(a)
.............. 6,122 610,057
EVERTEC, Inc. ..................... 8,370 336,139
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 950 176,976
Flywire Corp.
(a)
..................... 22,709 485,291
I3 Verticals, Inc. , Class A
(a)
.............. 2,575 48,256
International Money Express, Inc.
(a)
........ 7,992 164,635
Marqeta, Inc. , Class A
(a)
............... 100,227 602,364
Merchants Bancorp .................. 2,465 107,819
NMI Holdings, Inc. , Class A
(a)
............ 8,097 258,456
Remitly Global, Inc.
(a)
................. 33,896 580,978
Repay Holdings Corp. , Class A
(a)
......... 10,476 82,132
Shift4 Payments, Inc. , Class A
(a)(b)
......... 14,137 1,015,178
Toast, Inc. , Class A
(a)(b)
................ 96,233 1,710,061
Voya Financial, Inc. .................. 9,109 659,218
WEX, Inc.
(a)
........................ 6,165 1,260,064
9,560,062
Food Products — 1.3%
Calavo Growers, Inc. ................. 1,361 35,508
Cal-Maine Foods, Inc. ................. 4,926 272,999
Darling Ingredients, Inc.
(a)
.............. 25,535 1,105,665
Freshpet, Inc.
(a)
..................... 11,655 1,003,495
Ingredion, Inc. ...................... 5,887 633,265
J & J Snack Foods Corp. ............... 2,732 435,016
John B Sanfilippo & Son, Inc. ............ 1,281 137,234
Lancaster Colony Corp. ............... 3,609 663,262
Mission Produce, Inc.
(a)
................ 7,628 76,204
Post Holdings, Inc.
(a)
.................. 5,002 464,536
Seaboard Corp. ..................... 21 75,663
Simply Good Foods Co. (The)
(a)(b)
......... 22,376 845,813
Sovos Brands, Inc.
(a)(b)
................ 13,615 300,211
Tootsie Roll Industries, Inc. ............. 3,382 110,219
Utz Brands, Inc. , Class A ............... 7,700 136,290
Vital Farms, Inc.
(a)
................... 6,133 88,193
Westrock Coffee Co.
(a)
................ 7,289 75,514
WK Kellogg Co. ..................... 6,161 80,031
6,539,118
Gas Utilities — 0.1%
Chesapeake Utilities Corp. ............. 2,690 272,443
New Jersey Resources Corp. ............ 9,354 381,924
654,367
Ground Transportation — 0.5%
Heartland Express, Inc. ................ 6,081 78,749
Hertz Global Holdings, Inc.
(a)(b)
........... 12,776 106,680
Landstar System, Inc. ................. 3,746 718,183
Lyft, Inc. , Class A
(a)
................... 28,778 359,437
Marten Transport Ltd. ................. 7,033 130,110
RXO, Inc.
(a)
........................ 15,211 316,389
Ryder System, Inc. ................... 4,589 521,173
2,230,721

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies — 4.6%
Alphatec Holdings, Inc.
(a)
............... 24,611 $ 395,991
AtriCure, Inc.
(a)
..................... 11,735 399,694
Atrion Corp. ....................... 140 47,600
Avanos Medical, Inc.
(a)(b)
............... 5,276 101,246
Axonics, Inc.
(a)
...................... 12,506 848,907
CONMED Corp. ..................... 7,634 729,810
Envista Holdings Corp.
(a)(b)
.............. 14,579 342,607
Establishment Labs Holdings, Inc.
(a)(b)
...... 5,895 226,958
Glaukos Corp.
(a)
..................... 11,698 1,041,473
Globus Medical, Inc. , Class A
(a)
.......... 28,728 1,516,551
Haemonetics Corp.
(a)
................. 12,631 965,766
ICU Medical, Inc.
(a)
................... 5,080 464,972
Inari Medical, Inc.
(a)
.................. 11,971 681,749
Inspire Medical Systems, Inc.
(a)
.......... 7,346 1,549,051
Integer Holdings Corp.
(a)(b)
.............. 4,897 496,164
Integra LifeSciences Holdings Corp.
(a)
...... 6,381 256,197
iRhythm Technologies, Inc.
(a)
............ 7,595 909,729
Lantheus Holdings, Inc.
(a)
.............. 17,015 883,589
LeMaitre Vascular, Inc. ................ 4,967 288,285
LivaNova plc
(a)
...................... 13,418 653,188
Masimo Corp.
(a)(b)
.................... 5,348 689,571
Merit Medical Systems, Inc.
(a)(b)
........... 14,341 1,122,900
Neogen Corp.
(a)
..................... 53,754 833,187
Nevro Corp.
(a)
...................... 4,206 69,651
Novocure Ltd.
(a)
..................... 13,639 189,855
Omnicell, Inc.
(a)
..................... 4,280 137,688
OrthoPediatrics Corp.
(a)
................ 3,954 103,279
Paragon 28, Inc.
(a)(b)
.................. 8,725 110,633
Penumbra, Inc.
(a)(b)
................... 9,069 2,287,111
PROCEPT BioRobotics Corp.
(a)(b)
......... 10,681 494,530
RxSight, Inc.
(a)
...................... 5,658 257,496
Shockwave Medical, Inc.
(a)
.............. 9,173 2,075,391
SI-BONE, Inc.
(a)
..................... 9,472 191,429
STAAR Surgical Co.
(a)(b)
................ 12,234 342,674
Tandem Diabetes Care, Inc.
(a)
........... 6,534 148,975
TransMedics Group, Inc.
(a)(b)
............. 7,843 672,694
Treace Medical Concepts, Inc.
(a)
.......... 10,853 146,299
UFP Technologies, Inc.
(a)
............... 1,798 302,981
Varex Imaging Corp.
(a)
................ 4,872 93,884
23,069,755
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.
(a)
............ 22,749 1,868,603
Accolade, Inc.
(a)
..................... 6,200 70,184
Addus HomeCare Corp.
(a)
.............. 3,737 323,624
agilon health, Inc.
(a)(b)
................. 76,094 448,194
Amedisys, Inc.
(a)
.................... 2,666 251,324
Apollo Medical Holdings, Inc.
(a)
........... 10,113 351,427
Castle Biosciences, Inc.
(a)
.............. 1,858 42,883
CorVel Corp.
(a)
...................... 2,322 546,459
DocGo, Inc.
(a)
...................... 22,212 82,184
Encompass Health Corp. .............. 16,962 1,204,980
Ensign Group, Inc. (The) ............... 14,041 1,589,722
Guardant Health, Inc.
(a)
................ 27,518 603,470
HealthEquity, Inc.
(a)
................... 21,272 1,607,738
Hims & Hers Health, Inc. , Class A
(a)
........ 32,043 274,929
LifeStance Health Group, Inc.
(a)(b)
......... 24,160 144,477
National HealthCare Corp. .............. 1,902 176,962
National Research Corp. ............... 3,504 138,058
Option Care Health, Inc.
(a)
.............. 44,066 1,376,622
Privia Health Group, Inc.
(a)(b)
............. 26,134 526,861
Progyny, Inc.
(a)
...................... 20,295 773,037
R1 RCM, Inc.
(a)
..................... 48,538 497,029
RadNet, Inc.
(a)
...................... 15,983 590,891
Select Medical Holdings Corp. ........... 16,171 420,284
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Surgery Partners, Inc.
(a)
............... 16,915 $ 519,121
US Physical Therapy, Inc. .............. 1,987 183,321
14,612,384
Health Care REITs — 0.1%
Community Healthcare Trust, Inc. ......... 3,676 94,069
Global Medical REIT, Inc. .............. 8,293 83,842
Physicians Realty Trust ................ 21,743 266,134
Universal Health Realty Income Trust ...... 1,875 74,644
518,689
Health Care Technology — 0.6%
Certara, Inc.
(a)(b)
..................... 27,298 441,136
Definitive Healthcare Corp. , Class A
(a)
...... 12,674 107,729
Doximity, Inc. , Class A
(a)(b)
.............. 29,372 791,575
Evolent Health, Inc. , Class A
(a)(b)
.......... 28,030 824,362
Health Catalyst, Inc.
(a)
................. 7,781 76,020
HealthStream, Inc. ................... 6,193 164,858
Phreesia, Inc.
(a)(b)
.................... 12,539 319,494
Schrodinger, Inc.
(a)(b)
.................. 8,065 213,319
Simulations Plus, Inc.
(b)
................ 3,969 150,425
3,088,918
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. ............. 52,359 840,886
Chatham Lodging Trust ................ 4,351 45,686
DiamondRock Hospitality Co. ............ 50,337 460,080
Pebblebrook Hotel Trust ............... 17,783 270,657
RLJ Lodging Trust ................... 39,356 455,742
Ryman Hospitality Properties, Inc. ........ 8,169 897,773
Sunstone Hotel Investors, Inc. ........... 21,519 229,608
Xenia Hotels & Resorts, Inc. ............ 26,483 353,018
3,553,450
Hotels, Restaurants & Leisure — 3.5%
Aramark .......................... 61,415 1,785,948
BJ's Restaurants, Inc.
(a)
................ 5,659 195,858
Bowlero Corp. , Class A
(a)(b)
.............. 6,037 65,260
Boyd Gaming Corp. .................. 9,626 611,155
Cava Group, Inc.
(a)(b)
.................. 4,240 198,432
Cheesecake Factory, Inc. (The) .......... 7,119 244,680
Choice Hotels International, Inc. .......... 6,638 803,995
Chuy's Holdings, Inc.
(a)
................ 3,119 105,453
Dave & Buster's Entertainment, Inc.
(a)
...... 3,031 162,250
Denny's Corp.
(a)
..................... 3,673 39,044
Dutch Bros, Inc. , Class A
(a)
............. 14,171 380,491
Everi Holdings, Inc.
(a)
................. 11,528 120,007
First Watch Restaurant Group, Inc.
(a)
....... 4,901 105,176
Golden Entertainment, Inc. ............. 2,269 87,084
Hilton Grand Vacations, Inc.
(a)
........... 9,917 413,539
Hyatt Hotels Corp. , Class A ............. 5,955 764,443
Jack in the Box, Inc. .................. 1,798 140,190
Krispy Kreme, Inc. ................... 19,053 253,214
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 1,403 137,676
Life Time Group Holdings, Inc.
(a)(b)
......... 14,703 195,550
Light & Wonder, Inc. , Class A
(a)
........... 22,392 1,799,869
Monarch Casino & Resort, Inc. ........... 3,352 231,053
Papa John's International, Inc. ........... 4,836 355,349
Planet Fitness, Inc. , Class A
(a)
........... 21,282 1,442,068
Portillo's, Inc. , Class A
(a)(b)
.............. 7,122 97,856
RCI Hospitality Holdings, Inc. ............ 1,115 68,863
Red Rock Resorts, Inc. , Class A .......... 4,987 272,689
SeaWorld Entertainment, Inc.
(a)
.......... 2,775 137,085
Shake Shack, Inc. , Class A
(a)
............ 9,401 710,340
Sweetgreen, Inc. , Class A
(a)(b)
............ 20,893 223,137
Target Hospitality Corp.
(a)
.............. 6,146 59,432

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc. ................ 16,604 $ 2,087,455
Wendy's Co. (The) ................... 26,822 511,764
Wingstop, Inc. ...................... 7,027 1,975,360
Wyndham Hotels & Resorts, Inc. ......... 8,595 669,808
Xponential Fitness, Inc. , Class A
(a)
........ 6,469 71,547
17,523,120
Household Durables — 1.2%
Cavco Industries, Inc.
(a)(b)
............... 1,954 648,572
Century Communities, Inc. ............. 2,533 219,611
Cricut, Inc. , Class A .................. 3,845 20,148
Installed Building Products, Inc. .......... 3,298 642,615
iRobot Corp.
(a)
...................... 2,814 38,270
Legacy Housing Corp.
(a)
............... 1,139 26,914
Skyline Champion Corp.
(a)
.............. 13,513 925,370
Sonos, Inc.
(a)
....................... 30,370 473,165
Tempur Sealy International, Inc. .......... 29,375 1,465,519
TopBuild Corp.
(a)
.................... 3,853 1,422,258
Vizio Holding Corp. , Class A
(a)
........... 17,054 119,378
6,001,820
Household Products — 0.4%
Energizer Holdings, Inc. ............... 11,254 355,852
Reynolds Consumer Products, Inc. ........ 4,366 118,624
Spectrum Brands Holdings, Inc. .......... 8,484 667,012
WD-40 Co.
(b)
....................... 3,349 867,324
2,008,812
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. , Class A
(a)
............. 17,098 92,158
Montauk Renewables, Inc.
(a)(b)
........... 16,602 114,720
Ormat Technologies, Inc. ............... 13,295 859,921
Sunnova Energy International, Inc.
(a)(b)
...... 14,147 148,826
1,215,625
Industrial REITs — 1.4%
Americold Realty Trust, Inc. ............. 40,423 1,111,632
EastGroup Properties, Inc. ............. 11,488 2,038,316
First Industrial Realty Trust, Inc. .......... 29,830 1,536,842
Innovative Industrial Properties, Inc. ....... 3,078 286,962
Plymouth Industrial REIT, Inc. ........... 4,955 109,704
STAG Industrial, Inc. ................. 23,576 870,897
Terreno Realty Corp. ................. 20,063 1,198,363
7,152,716
Insurance — 2.4%
Assurant, Inc. ...................... 6,528 1,096,378
Assured Guaranty Ltd. ................ 10,314 836,775
BRP Group, Inc. , Class A
(a)(b)
............ 16,057 360,319
Employers Holdings, Inc. ............... 874 36,463
Goosehead Insurance, Inc. , Class A
(a)
...... 5,985 462,042
Hagerty, Inc. , Class A
(a)(b)
............... 8,084 65,076
Hanover Insurance Group, Inc. (The) ...... 8,962 1,183,074
Kinsale Capital Group, Inc. ............. 5,515 2,192,599
Lemonade, Inc.
(a)
.................... 8,219 130,025
Oscar Health, Inc. , Class A
(a)
............ 35,983 450,507
Palomar Holdings, Inc.
(a)
............... 6,013 359,998
Primerica, Inc. ...................... 5,966 1,396,999
ProAssurance Corp. .................. 303 4,078
RLI Corp. ......................... 6,258 853,403
Ryan Specialty Holdings, Inc. , Class A
(a)(b)
... 24,843 1,076,199
Selective Insurance Group, Inc. .......... 7,233 758,452
Skyward Specialty Insurance Group, Inc.
(a)
... 2,563 79,709
Tiptree, Inc. ....................... 3,056 57,850
White Mountains Insurance Group Ltd. ..... 417 657,180
12,057,126
Security
Shares
Shares Value
Interactive Media & Services — 0.9%
(a)
Bumble, Inc. , Class A ................. 14,035 $ 192,560
Cargurus, Inc. , Class A ................ 21,471 498,986
Cars.com, Inc. ...................... 5,527 96,336
IAC, Inc. .......................... 11,994 602,219
QuinStreet, Inc. ..................... 12,212 154,726
Rumble, Inc. , Class A
(b)
................ 20,255 138,747
TripAdvisor, Inc. ..................... 27,055 584,388
Vimeo, Inc. ........................ 16,810 66,736
Yelp, Inc. ......................... 16,187 707,857
Ziff Davis, Inc. ...................... 3,438 231,721
ZipRecruiter, Inc. , Class A .............. 16,123 224,432
ZoomInfo Technologies, Inc. ............ 69,659 1,117,330
4,616,038
IT Services — 0.4%
Applied Digital Corp.
(a)(b)
............... 17,287 88,855
BigCommerce Holdings, Inc.
(a)
........... 8,547 69,915
Couchbase, Inc.
(a)(b)
.................. 7,594 189,850
DigitalOcean Holdings, Inc.
(a)
............ 7,235 243,964
Fastly, Inc. , Class A
(a)(b)
................ 18,163 365,440
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 14,197 185,271
Hackett Group, Inc. (The) .............. 4,097 94,723
Perficient, Inc.
(a)(b)
.................... 8,526 580,876
Squarespace, Inc. , Class A
(a)
............ 11,225 347,975
Thoughtworks Holding, Inc.
(a)
............ 7,471 34,964
2,201,833
Leisure Products — 0.6%
Acushnet Holdings Corp. ............... 4,255 269,512
Brunswick Corp. .................... 5,811 468,831
Johnson Outdoors, Inc. , Class A .......... 696 31,153
Mattel, Inc.
(a)(b)
...................... 35,003 626,204
Polaris, Inc. ........................ 4,341 390,516
Smith & Wesson Brands, Inc. ............ 5,833 76,179
Topgolf Callaway Brands Corp.
(a)(b)
........ 36,075 475,108
YETI Holdings, Inc.
(a)
................. 15,004 659,726
2,997,229
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. , Class A
(a)
........... 24,700 1,029,249
Adaptive Biotechnologies Corp.
(a)
......... 27,679 101,582
Azenta, Inc.
(a)(b)
..................... 12,834 836,777
BioLife Solutions, Inc.
(a)
................ 4,586 77,962
CryoPort, Inc.
(a)(b)
.................... 6,673 96,825
Medpace Holdings, Inc.
(a)
.............. 5,858 1,708,076
Mesa Laboratories, Inc. ............... 807 73,937
OmniAb, Inc.
(a)(b)
.................... 14,638 84,900
OmniAb, Inc., 12.50 Earnout Shares , NVS
(a)(d)
. 1,386 —
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a)(d)
. 1,386 —
Pacific Biosciences of California, Inc.
(a)(b)
.... 63,004 410,156
Quanterix Corp.
(a)
.................... 5,208 115,045
Repligen Corp.
(a)(b)
................... 12,112 2,294,013
Sotera Health Co.
(a)(b)
................. 26,329 387,563
7,216,085
Machinery — 5.0%
Alamo Group, Inc. ................... 2,508 532,398
Albany International Corp. , Class A ........ 4,254 378,223
Chart Industries, Inc.
(a)(b)
............... 10,648 1,242,835
Columbus McKinnon Corp. ............. 3,448 134,713
Crane Co. ......................... 6,966 864,550
Donaldson Co., Inc. .................. 30,118 1,945,322
Douglas Dynamics, Inc. ............... 2,200 55,330
Energy Recovery, Inc.
(a)
............... 13,906 215,682
Enerpac Tool Group Corp. , Class A ........ 13,530 422,542
Enpro, Inc. ........................ 2,939 439,028

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Esab Corp. ........................ 7,325 $ 629,877
Federal Signal Corp. ................. 15,166 1,167,479
Flowserve Corp. .................... 32,765 1,308,306
Franklin Electric Co., Inc. .............. 9,986 941,280
Gorman-Rupp Co. (The) ............... 5,316 177,501
Helios Technologies, Inc. ............... 3,981 164,256
Hillenbrand, Inc. .................... 6,023 280,491
ITT, Inc. .......................... 14,559 1,758,436
John Bean Technologies Corp. ........... 7,899 780,105
Kadant, Inc.
(b)
...................... 2,749 786,214
Lindsay Corp. ...................... 2,740 356,501
Middleby Corp. (The)
(a)
................ 6,704 945,733
Miller Industries, Inc. ................. 1,179 47,455
Mueller Industries, Inc. ................ 13,382 642,336
Mueller Water Products, Inc. , Class A ...... 27,850 381,824
Nikola Corp.
(a)
...................... 118,017 88,194
Omega Flex, Inc. .................... 873 60,900
Oshkosh Corp. ..................... 9,258 1,019,306
Proto Labs, Inc.
(a)
.................... 6,070 219,066
RBC Bearings, Inc.
(a)(b)
................ 6,760 1,815,330
SPX Technologies, Inc.
(a)
............... 11,304 1,137,635
Standex International Corp. ............. 2,057 303,737
Symbotic, Inc. , Class A
(a)(b)
.............. 4,992 214,806
Tennant Co. ....................... 2,372 224,201
Terex Corp. ........................ 10,209 627,139
Timken Co. (The) .................... 7,450 610,230
Titan International, Inc.
(a)
............... 6,822 100,693
Trinity Industries, Inc. ................. 20,399 512,831
Wabash National Corp. ................ 4,867 123,135
Watts Water Technologies, Inc. , Class A ..... 6,784 1,343,300
24,998,920
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd. ........... 6,426 112,712
Kirby Corp.
(a)
....................... 9,180 722,099
Matson, Inc. ....................... 3,250 364,097
1,198,908
Media — 0.7%
Boston Omaha Corp. , Class A
(a)
.......... 5,340 82,717
Cable One, Inc. ..................... 519 284,895
Gray Television, Inc. .................. 6,585 62,887
Integral Ad Science Holding Corp.
(a)
....... 12,519 182,151
Magnite, Inc.
(a)(b)
..................... 29,230 258,685
New York Times Co. (The) , Class A ........ 38,857 1,886,896
PubMatic, Inc. , Class A
(a)
............... 9,814 148,977
Scholastic Corp. , NVS ................ 2,093 80,455
TechTarget, Inc.
(a)
.................... 2,665 91,063
TEGNA, Inc. ....................... 17,655 275,241
3,353,967
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc. ....... 1,504 600,457
ATI, Inc.
(a)(b)
........................ 31,685 1,294,966
Carpenter Technology Corp. ............ 11,632 716,415
Century Aluminum Co.
(a)
............... 6,114 68,171
Compass Minerals International, Inc. ....... 8,448 189,996
Haynes International, Inc. .............. 1,898 105,662
Hecla Mining Co. .................... 63,909 243,493
Ivanhoe Electric, Inc.
(a)(b)
............... 10,531 88,039
Materion Corp. ..................... 5,124 599,354
MP Materials Corp. , Class A
(a)(b)
.......... 18,898 298,777
Piedmont Lithium, Inc.
(a)(b)
.............. 2,328 35,572
Ramaco Resources, Inc. , Class B ......... 545 6,878
Royal Gold, Inc. ..................... 9,299 1,063,713
Security
Shares
Shares Value
Metals & Mining (continued)
TimkenSteel Corp.
(a)
.................. 4,013 $ 82,467
5,393,960
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ellington Financial, Inc. ................ 4,676 57,094
Franklin BSP Realty Trust, Inc. ........... 5,693 72,984
130,078
Office REITs — 0.1%
COPT Defense Properties .............. 8,797 207,257
Easterly Government Properties, Inc. ...... 11,107 136,394
343,651
Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp. ............... 34,489 422,145
Centrus Energy Corp. , Class A
(a)
.......... 3,210 161,206
Clean Energy Fuels Corp.
(a)(b)
............ 42,872 126,472
CNX Resources Corp.
(a)
............... 21,563 435,573
Comstock Resources, Inc. .............. 12,871 100,523
CONSOL Energy, Inc. ................. 3,784 357,966
Granite Ridge Resources, Inc. ........... 6,264 34,327
Green Plains, Inc.
(a)
.................. 7,267 150,645
Hallador Energy Co.
(a)
................. 2,672 22,792
HighPeak Energy, Inc.
(b)
............... 3,589 48,990
International Seaways, Inc. ............. 5,363 287,671
Kinetik Holdings, Inc. , Class A ........... 2,172 70,633
Kosmos Energy Ltd.
(a)
................. 44,938 272,324
Magnolia Oil & Gas Corp. , Class A ........ 16,406 338,292
New Fortress Energy, Inc. , Class A ........ 20,105 668,089
NextDecade Corp.
(a)(b)
................. 22,878 116,449
REX American Resources Corp.
(a)
........ 2,058 85,181
Riley Exploration Permian, Inc. ........... 653 14,510
Southwestern Energy Co.
(a)
............. 101,216 652,843
Uranium Energy Corp.
(a)(b)
.............. 88,943 679,525
Vitesse Energy, Inc. .................. 3,068 64,459
5,110,615
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 7,056 469,577
Mercer International, Inc. ............... 2,820 23,857
Sylvamo Corp. ..................... 3,460 160,648
654,082
Passenger Airlines — 0.5%
Allegiant Travel Co. .................. 1,899 148,882
American Airlines Group, Inc.
(a)
........... 70,677 1,005,734
Frontier Group Holdings, Inc.
(a)(b)
.......... 5,714 27,827
Joby Aviation, Inc. , Class A
(a)(b)
........... 105,070 573,682
SkyWest, Inc.
(a)
..................... 10,056 535,583
Sun Country Airlines Holdings, Inc.
(a)(b)
...... 9,012 122,653
2,414,361
Personal Care Products — 0.9%
Beauty Health Co. (The) , Class A
(a)
........ 22,533 66,022
BellRing Brands, Inc.
(a)
................ 32,488 1,795,612
elf Beauty, Inc.
(a)
.................... 12,659 2,019,490
Inter Parfums, Inc. ................... 4,503 626,592
USANA Health Sciences, Inc.
(a)
.......... 1,106 51,783
4,559,499
Pharmaceuticals — 1.7%
(a)
Amphastar Pharmaceuticals, Inc.
(b)
........ 9,310 496,782
Amylyx Pharmaceuticals, Inc. ........... 11,249 179,984
ANI Pharmaceuticals, Inc. .............. 4,201 234,500
Arvinas, Inc. ....................... 5,530 229,495
Axsome Therapeutics, Inc. ............. 8,988 809,190
Cassava Sciences, Inc.
(b)
.............. 10,620 254,349

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Catalent, Inc.
(b)
..................... 44,847 $ 2,315,899
Corcept Therapeutics, Inc.
(b)
............ 16,461 347,327
Cymabay Therapeutics, Inc. ............ 12,557 295,215
Evolus, Inc. ........................ 11,058 140,326
Harmony Biosciences Holdings, Inc. ....... 9,280 292,691
Harrow, Inc.
(b)
...................... 8,291 79,013
Intra-Cellular Therapies, Inc. ............ 23,902 1,609,561
Ligand Pharmaceuticals, Inc. ............ 1,825 133,407
Liquidia Corp. ...................... 11,027 140,925
Pacira BioSciences, Inc. ............... 6,085 198,310
Pliant Therapeutics, Inc. ............... 6,354 113,864
Revance Therapeutics, Inc. ............. 19,960 100,399
Scilex Holding Co., (Acquired 01/06/23, cost
$157,754)
(e)
..................... 15,053 24,275
Tarsus Pharmaceuticals, Inc. ............ 2,805 76,408
Theravance Biopharma, Inc. ............ 5,523 52,358
Tilray Brands, Inc. , Class 2
(b)
............ 84,488 154,613
8,278,891
Professional Services — 3.0%
Alight, Inc. , Class A
(a)
................. 32,445 289,409
ASGN, Inc.
(a)
....................... 4,180 387,988
Barrett Business Services, Inc. ........... 834 93,633
CACI International, Inc. , Class A
(a)
........ 2,805 964,163
CBIZ, Inc.
(a)
........................ 11,722 746,222
Clarivate plc
(a)(b)
..................... 45,586 407,539
CRA International, Inc. ................ 1,653 177,268
CSG Systems International, Inc. .......... 3,307 166,375
ExlService Holdings, Inc.
(a)
............. 40,951 1,280,947
Exponent, Inc. ...................... 12,548 1,106,608
First Advantage Corp. ................. 5,148 84,273
Forrester Research, Inc.
(a)
.............. 869 22,142
Franklin Covey Co.
(a)
................. 2,976 120,349
FTI Consulting, Inc.
(a)
................. 8,828 1,691,533
Genpact Ltd. ....................... 16,842 604,628
Huron Consulting Group, Inc.
(a)
........... 4,409 456,464
ICF International, Inc. ................. 2,868 398,767
Insperity, Inc. ....................... 8,441 968,098
Kforce, Inc. ........................ 2,783 190,218
Korn Ferry ........................ 7,010 411,277
Legalzoom.com, Inc.
(a)
................ 29,470 303,836
Maximus, Inc. ...................... 7,267 589,499
NV5 Global, Inc.
(a)(b)
.................. 3,494 366,486
Paycor HCM, Inc.
(a)(b)
................. 16,241 315,563
Planet Labs PBC , Class A
(a)
............. 50,324 113,732
Resources Connection, Inc. ............. 3,662 49,290
Science Applications International Corp. .... 5,026 641,619
Sterling Check Corp.
(a)(b)
............... 3,018 41,166
TriNet Group, Inc.
(a)
.................. 3,969 451,275
Upwork, Inc.
(a)
...................... 31,008 425,120
Verra Mobility Corp. , Class A
(a)
........... 41,079 982,199
14,847,686
Real Estate Management & Development — 0.5%
DigitalBridge Group, Inc. , Class A ......... 18,843 370,076
eXp World Holdings, Inc.
(b)
.............. 20,010 247,724
Forestar Group, Inc.
(a)
................. 1,737 54,299
FRP Holdings, Inc.
(a)
.................. 1,847 107,311
Howard Hughes Holdings, Inc.
(a)(b)
......... 3,831 306,786
Jones Lang LaSalle, Inc.
(a)
.............. 4,451 788,094
Marcus & Millichap, Inc. ............... 2,463 93,816
St. Joe Co. (The) .................... 8,820 486,864
2,454,970
Security
Shares
Shares Value
Residential REITs — 0.3%
Apartment Income REIT Corp. ........... 18,988 $ 620,718
Apartment Investment & Management Co. ,
Class A
(a)
....................... 11,835 87,934
Centerspace ....................... 1,587 86,904
Independence Realty Trust, Inc. .......... 25,671 377,107
NexPoint Residential Trust, Inc. .......... 2,757 84,226
Veris Residential, Inc. ................. 13,965 212,966
1,469,855
Retail REITs — 1.2%
Acadia Realty Trust .................. 10,315 175,974
Agree Realty Corp. .................. 10,579 630,614
Brixmor Property Group, Inc. ............ 29,990 672,976
Federal Realty Investment Trust .......... 11,226 1,142,021
Getty Realty Corp. ................... 3,636 100,572
InvenTrust Properties Corp. ............. 7,039 174,778
Kite Realty Group Trust ................ 54,577 1,167,948
NETSTREIT Corp. ................... 15,542 282,398
Phillips Edison & Co., Inc. .............. 16,345 567,335
Retail Opportunity Investments Corp. ...... 10,372 140,955
SITE Centers Corp. .................. 20,262 269,890
Tanger, Inc. ........................ 12,686 341,253
Urban Edge Properties ................ 14,325 247,393
Whitestone REIT .................... 5,177 66,887
5,980,994
Semiconductors & Semiconductor Equipment — 3.8%
Aehr Test Systems
(a)(b)
................. 7,019 104,232
Allegro MicroSystems, Inc.
(a)(b)
........... 18,779 487,127
Alpha & Omega Semiconductor Ltd.
(a)
...... 3,295 84,550
Ambarella, Inc.
(a)
.................... 5,011 263,378
Amkor Technology, Inc. ................ 14,310 453,055
Axcelis Technologies, Inc.
(a)
............. 8,091 1,052,235
Cirrus Logic, Inc.
(a)
................... 4,568 352,650
Cohu, Inc.
(a)
....................... 11,666 371,679
Credo Technology Group Holding Ltd.
(a)
..... 31,176 639,420
Diodes, Inc.
(a)
...................... 4,465 300,584
FormFactor, Inc.
(a)
................... 19,387 751,634
Ichor Holdings Ltd.
(a)
.................. 7,235 261,907
Impinj, Inc.
(a)(b)
...................... 5,773 559,866
indie Semiconductor, Inc. , Class A
(a)(b)
...... 35,845 217,579
Kulicke & Soffa Industries, Inc. ........... 13,442 676,401
MACOM Technology Solutions Holdings, Inc.
(a)
13,586 1,171,521
MKS Instruments, Inc. ................ 4,342 462,206
Navitas Semiconductor Corp.
(a)
.......... 29,955 171,642
Onto Innovation, Inc.
(a)(b)
............... 12,241 1,976,921
PDF Solutions, Inc.
(a)
................. 7,101 221,551
Power Integrations, Inc. ............... 6,434 482,293
Rambus, Inc.
(a)
..................... 26,818 1,837,837
Semtech Corp.
(a)(b)
................... 6,324 125,468
Silicon Laboratories, Inc.
(a)
.............. 7,889 973,187
SiTime Corp.
(a)
...................... 4,363 464,965
SolarEdge Technologies, Inc.
(a)(b)
......... 14,182 943,103
Synaptics, Inc.
(a)
.................... 6,641 709,325
Ultra Clean Holdings, Inc.
(a)
............. 7,442 284,284
Universal Display Corp. ............... 11,777 1,999,381
Veeco Instruments, Inc.
(a)
.............. 4,490 143,141
Wolfspeed, Inc.
(a)(b)
................... 22,663 737,681
19,280,803
Software — 11.0%
A10 Networks, Inc. ................... 17,380 232,371
ACI Worldwide, Inc.
(a)
................. 16,965 510,138
Agilysys, Inc.
(a)
..................... 5,507 460,991
Alarm.com Holdings, Inc.
(a)
............. 12,283 747,052
Alkami Technology, Inc.
(a)
.............. 10,492 258,313

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Altair Engineering, Inc. , Class A
(a)
......... 13,553 $ 1,152,276
Alteryx, Inc. , Class A
(a)(b)
............... 9,315 442,090
Amplitude, Inc. , Class A
(a)(b)
............. 16,470 213,451
Appfolio, Inc. , Class A
(a)
............... 5,209 1,142,125
Appian Corp. , Class A
(a)
............... 7,708 251,512
Asana, Inc. , Class A
(a)(b)
................ 20,602 358,887
AvePoint, Inc. , Class A
(a)
............... 24,906 191,776
Blackbaud, Inc.
(a)
.................... 10,967 887,450
BlackLine, Inc.
(a)
.................... 12,134 712,023
Box, Inc. , Class A
(a)(b)
................. 35,692 927,278
Braze, Inc. , Class A
(a)
................. 11,499 621,521
C3.ai, Inc. , Class A
(a)(b)
................ 24,388 604,335
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 33,537 368,572
Cerence, Inc.
(a)(b)
.................... 6,001 120,140
Cleanspark, Inc.
(a)(b)
.................. 43,584 350,851
Clear Secure, Inc. , Class A ............. 19,074 362,978
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 27,231 513,304
CommVault Systems, Inc.
(a)
............. 5,262 482,420
Confluent, Inc. , Class A
(a)(b)
............. 51,105 1,142,708
Dolby Laboratories, Inc. , Class A ......... 14,721 1,224,493
DoubleVerify Holdings, Inc.
(a)
............ 30,571 1,223,146
Dropbox, Inc. , Class A
(a)
............... 61,628 1,952,375
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 16,418 61,732
Elastic NV
(a)
....................... 20,263 2,371,987
Enfusion, Inc. , Class A
(a)
............... 7,342 58,002
Envestnet, Inc.
(a)
.................... 7,641 390,455
Everbridge, Inc.
(a)
.................... 10,208 228,251
EverCommerce, Inc.
(a)
................ 5,223 50,872
Five9, Inc.
(a)
....................... 18,012 1,366,390
Freshworks, Inc. , Class A
(a)(b)
............ 41,413 919,369
Gitlab, Inc. , Class A
(a)
................. 22,398 1,592,722
Guidewire Software, Inc.
(a)
.............. 12,977 1,449,271
HashiCorp, Inc. , Class A
(a)
.............. 26,168 572,032
Informatica, Inc. , Class A
(a)(b)
............ 5,767 173,010
Instructure Holdings, Inc.
(a)
............. 5,113 125,933
Intapp, Inc.
(a)
....................... 6,237 268,690
InterDigital, Inc. ..................... 6,100 640,805
Jamf Holding Corp.
(a)(b)
................ 12,270 227,486
JFrog Ltd.
(a)
........................ 18,818 612,150
Klaviyo, Inc. , Class A
(a)
................ 9,158 236,734
LiveRamp Holdings, Inc.
(a)
.............. 9,292 366,848
Marathon Digital Holdings, Inc.
(a)(b)
........ 55,470 983,483
Matterport, Inc. , Class A
(a)
.............. 20,861 46,937
MeridianLink, Inc.
(a)
.................. 4,704 107,016
MicroStrategy, Inc. , Class A
(a)(b)
........... 3,682 1,845,455
Mitek Systems, Inc.
(a)
................. 10,999 138,587
Model N, Inc.
(a)(b)
.................... 9,425 254,004
N-able, Inc.
(a)
....................... 17,093 221,867
nCino, Inc.
(a)(b)
...................... 15,169 477,520
Olo, Inc. , Class A
(a)
................... 24,905 128,759
PagerDuty, Inc.
(a)
.................... 22,074 522,712
Pegasystems, Inc. ................... 10,122 493,346
PowerSchool Holdings, Inc. , Class A
(a)
...... 17,703 416,729
Progress Software Corp. ............... 4,167 236,727
PROS Holdings, Inc.
(a)(b)
............... 10,727 369,223
Q2 Holdings, Inc.
(a)
................... 14,490 616,549
Qualys, Inc.
(a)
...................... 9,187 1,737,905
Rapid7, Inc.
(a)
...................... 15,304 842,179
RingCentral, Inc. , Class A
(a)
............. 7,820 265,020
Riot Platforms, Inc.
(a)(b)
................ 50,211 547,300
Samsara, Inc. , Class A
(a)(b)
.............. 38,735 1,216,279
SEMrush Holdings, Inc. , Class A
(a)
........ 7,509 86,654
SentinelOne, Inc. , Class A
(a)
............. 60,081 1,610,171
Smartsheet, Inc. , Class A
(a)
............. 33,689 1,514,994
SolarWinds Corp.
(a)
.................. 6,318 74,679
Security
Shares
Shares Value
Software (continued)
Sprinklr, Inc. , Class A
(a)
................ 26,057 $ 325,191
Sprout Social, Inc. , Class A
(a)(b)
........... 11,613 712,225
SPS Commerce, Inc.
(a)
................ 9,104 1,673,315
Tenable Holdings, Inc.
(a)
............... 29,191 1,374,896
Teradata Corp.
(a)
.................... 24,260 1,120,327
UiPath, Inc. , Class A
(a)(b)
............... 106,470 2,446,681
Varonis Systems, Inc.
(a)
................ 26,928 1,208,529
Vertex, Inc. , Class A
(a)
................. 11,216 272,100
Weave Communications, Inc.
(a)
.......... 8,207 102,916
Workiva, Inc. , Class A
(a)
................ 12,503 1,162,029
Yext, Inc.
(a)
........................ 28,188 167,155
Zeta Global Holdings Corp. , Class A
(a)(b)
..... 39,630 383,618
Zuora, Inc. , Class A
(a)
................. 33,148 302,973
55,173,365
Specialized REITs — 0.6%
EPR Properties ..................... 6,455 285,763
Farmland Partners, Inc. ............... 11,177 125,406
Four Corners Property Trust, Inc. ......... 7,914 185,267
Gladstone Land Corp. ................ 3,038 43,018
Lamar Advertising Co. , Class A .......... 8,150 853,142
National Storage Affiliates Trust .......... 9,418 351,762
PotlatchDeltic Corp. .................. 8,635 386,244
Rayonier, Inc. ...................... 14,347 434,714
Safehold, Inc. ...................... 11,320 224,815
2,890,131
Specialty Retail — 1.6%
Abercrombie & Fitch Co. , Class A
(a)(b)
....... 8,390 854,941
Academy Sports & Outdoors, Inc.
(b)
........ 6,611 414,708
American Eagle Outfitters, Inc. ........... 27,462 544,297
Arko Corp. ........................ 8,021 62,564
Beyond, Inc.
(a)(b)
..................... 3,244 71,336
Boot Barn Holdings, Inc.
(a)(b)
............. 3,344 239,899
Camping World Holdings, Inc. , Class A ..... 7,113 176,758
Chewy, Inc. , Class A
(a)(b)
............... 29,742 530,002
GameStop Corp. , Class A
(a)(b)
............ 21,840 310,783
Gap, Inc. (The) ..................... 28,391 530,628
Murphy USA, Inc. ................... 5,111 1,801,730
National Vision Holdings, Inc.
(a)
.......... 6,231 118,451
Revolve Group, Inc. , Class A
(a)(b)
.......... 5,688 81,964
RH
(a)(b)
........................... 1,965 498,088
Urban Outfitters, Inc.
(a)
................ 8,193 311,334
Valvoline, Inc.
(a)
..................... 32,427 1,183,261
Warby Parker, Inc. , Class A
(a)
............ 18,451 235,250
Winmark Corp. ..................... 656 236,600
8,202,594
Technology Hardware, Storage & Peripherals — 0.1%
(a)
Corsair Gaming, Inc. ................. 5,332 67,877
IonQ, Inc.
(b)
........................ 42,327 434,698
502,575
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co. .............. 5,269 417,621
Crocs, Inc.
(a)
....................... 6,398 649,269
Figs, Inc. , Class A
(a)(b)
................. 31,490 181,382
Movado Group, Inc. .................. 1,630 44,955
Oxford Industries, Inc. ................ 1,272 120,751
Ralph Lauren Corp. .................. 4,940 709,730
Skechers USA, Inc. , Class A
(a)
........... 33,237 2,075,318
Steven Madden Ltd. .................. 6,485 271,592
Wolverine World Wide, Inc. ............. 6,168 51,565
4,522,183

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc. ....... 9,631 $ 1,699,486
Beacon Roofing Supply, Inc.
(a)
........... 6,204 514,250
BlueLinx Holdings, Inc.
(a)
............... 636 73,356
Core & Main, Inc. , Class A
(a)
............. 15,091 623,409
Custom Truck One Source, Inc.
(a)
......... 14,419 94,300
Distribution Solutions Group, Inc.
(a)
........ 2,526 80,630
DXP Enterprises, Inc.
(a)
................ 1,678 54,065
FTAI Aviation Ltd. .................... 17,575 948,171
GATX Corp. ....................... 2,684 329,193
Global Industrial Co. .................. 2,912 123,847
H&E Equipment Services, Inc. ........... 5,129 275,889
Herc Holdings, Inc. ................... 3,155 465,331
McGrath RentCorp ................... 6,048 759,931
MSC Industrial Direct Co., Inc. , Class A ..... 6,688 659,972
Rush Enterprises, Inc. , Class A .......... 7,053 316,750
Rush Enterprises, Inc. , Class B .......... 1,018 48,121
SiteOne Landscape Supply, Inc.
(a)(b)
........ 11,106 1,716,432
Titan Machinery, Inc.
(a)
................ 1,930 51,589
Transcat, Inc.
(a)
..................... 2,209 243,079
9,077,801
Water Utilities — 0.3%
American States Water Co. ............. 9,193 685,798
California Water Service Group .......... 6,771 306,523
Consolidated Water Co. Ltd. ............ 2,438 77,845
Middlesex Water Co. ................. 2,718 152,126
SJW Group ........................ 4,396 261,738
York Water Co. (The) ................. 3,535 126,836
1,610,866
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
....................... 7,772 68,782
Total Long-Term Investments — 99.8%
(Cost: $472,299,132) .............................. 501,347,557
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 15.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%
(h)
.................. 75,925,443 $ 75,970,997
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32% ................... 812,708 812,708
Total Short-Term Securities — 15.3%
(Cost: $76,737,928) ............................... 76,783,705
Total Investments — 115.1%
(Cost: $549,037,060 ) .............................. 578,131,262
Liabilities in Excess of Other Assets — (15.1)% ............ (75,828,129)
Net Assets — 100.0% ...............................
$ 502,303,133
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $24,275, representing less than 0.05% of its net assets as of period end, and an original cost of $157,754.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 62,391,598 $ 13,560,831
(a)
$ — $ 6,060 $ 12,508 $ 75,970,997 75,925,443 $ 583,549
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 808,997 3,711
(a)
— — — 812,708 812,708 35,568 —
$ 6,060 $ 12,508 $ 76,783,705 $ 619,117 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 8 03/15/24 $ 782 $ (19,100)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 501,323,282 $ 24,275 $ — $ 501,347,557
Short-Term Securities
Money Market Funds ...................................... 76,783,705 — — 76,783,705
$ 578,106,987 $ 24,275 $ — $ 578,131,262
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (19,100) $ — $ — $ (19,100)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust